SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Terms of Federal Home Loan Bank Borrowing [Table Text Block]
The following summarizes the terms of the borrowings (dollars in millions):

Amount	Maturity	Interest rate at
borrowed	date	December 31, 2011
$100.0	October 2013	Variable rate – 0.624%
100.0	November 2013	Variable rate – 0.533%
67.0	February 2014	Fixed rate – 1.830%
50.0	August 2014	Variable rate – 0.583%
100.0	September 2015	Variable rate – 0.725%
150.0	October 2015	Variable rate – 0.628%
100.0	November 2015	Fixed rate – 4.890%
146.0	November 2015	Fixed rate – 5.300%
100.0	December 2015	Fixed rate – 4.710%
100.0	June 2016	Variable rate – 0.734%
75.0	June 2016	Variable rate – 0.739%
75.0	August 2016	Variable rate – 0.710%
100.0	October 2016	Variable rate – 0.761%
50.0	November 2016	Variable rate – 0.797%
50.0	November 2016	Variable rate – 0.764%
100.0	June 2017	Variable rate – 0.791%
50.0	August 2017	Variable rate – 0.653%
100.0	October 2017	Variable rate – 0.833%
37.0	November 2017	Fixed rate – 3.750%
$1,650.0

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2011 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$15,576.3		$296.2		$15,872.5
United States Treasury securities and obligations of United States government corporations and agencies	—	303.8		1.6		305.4
States and political subdivisions	—	1,952.3		2.1		1,954.4
Debt securities issued by foreign governments	—	1.4		—		1.4
Asset-backed securities	—	1,334.3		79.7		1,414.0
Collateralized debt obligations	—	—		327.3		327.3
Commercial mortgage-backed securities	—	1,415.7		17.3		1,433.0
Mortgage pass-through securities	—	29.8		2.2		32.0
Collateralized mortgage obligations	—	2,051.2		124.8		2,176.0
Total fixed maturities, available for sale	—	22,664.8		851.2		23,516.0
Equity securities	17.9	—		157.2		175.1
Trading securities:
Corporate securities	—	64.6		3.0		67.6
United States Treasury securities and obligations of United States government corporations and agencies	—	4.9		—		4.9
States and political subdivisions	—	15.6		—		15.6
Asset-backed securities	—	.1		—		.1
Commercial mortgage-backed securities	—	—		.4		.4
Mortgage pass-through securities	—	.2		—		.2
Collateralized mortgage obligations	—	.7		—		.7
Equity securities	.7	—		1.4		2.1
Total trading securities	.7	86.1		4.8		91.6
Investments held by variable interest entities	—	496.3		—		496.3
Other invested assets	—	141.6	(a)	18.3		159.9
Assets held in separate accounts	—	15.0		—		15.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		669.8	(b)	669.8
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $666.3 million of embedded derivatives associated with our fixed index annuity products and $3.5 million of embedded derivatives associated with a modified coinsurance agreement.

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2010 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$11,835.3		$1,925.1		$13,760.4
United States Treasury securities and obligations of United States government corporations and agencies	10.0	280.9		2.0		292.9
States and political subdivisions	—	1,749.8		2.5		1,752.3
Debt securities issued by foreign governments	—	.9		—		.9
Asset-backed securities	—	1,081.1		182.3		1,263.4
Collateralized debt obligations	—	—		256.5		256.5
Commercial mortgage-backed securities	—	1,363.7		—		1,363.7
Mortgage pass-through securities	27.8	—		3.5		31.3
Collateralized mortgage obligations	—	1,715.4		197.1		1,912.5
Total fixed maturities, available for sale	37.8	18,027.1		2,569.0		20,633.9
Equity securities	—	37.5		30.6		68.1
Trading securities:
Corporate securities	—	47.5		2.9		50.4
United States Treasury securities and obligations of United States government corporations and agencies	—	293.8		—		293.8
States and political subdivisions	—	16.1		—		16.1
Asset-backed securities	—	.6		—		.6
Commercial mortgage-backed securities	—	5.2		—		5.2
Mortgage pass-through securities	—	.3		—		.3
Collateralized mortgage obligations	—	1.2		.4		1.6
Equity securities	3.2	—		1.4		4.6
Total trading securities	3.2	364.7		4.7		372.6
Investments held by variable interest entities	—	414.2		6.7		420.9
Other invested assets	—	192.0	(a)	—		192.0
Assets held in separate accounts	—	17.5		—		17.5
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		553.2	(b)	553.2
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $553.6 million of embedded derivatives associated with our fixed index annuity products and $(.4) million of embedded derivatives associated with a modified coinsurance agreement.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for year ended December 31, 2011 (dollars in millions):

	December 31, 2011
	Beginning balance as of December 31, 2010	Purchases, sales, issuances and settlements, net (c)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a) (b)	Ending balance as of December 31, 2011	Amount of total gains (losses) for the year ended December 31, 2011 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$1,925.1	$(292.3)	$(17.0)	$16.0	$43.3	$(1,378.9)	$296.2	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.0	(.1)	—	(.3)	—	—	1.6	—
States and political subdivisions	2.5	—	—	.1	2.0	(2.5)	2.1	—
Asset-backed securities	182.3	(4.1)	—	4.8	39.4	(142.7)	79.7	—
Collateralized debt obligations	256.5	69.4	1.5	(.1)	—	—	327.3	—
Commercial mortgage-backed securities	—	—	—	.2	17.1	—	17.3	—
Mortgage pass-through securities	3.5	(1.3)	—	—	—	—	2.2	—
Collateralized mortgage obligations	197.1	28.4	(2.1)	3.7	3.9	(106.2)	124.8	—
Total fixed maturities, available for sale	2,569.0	(200.0)	(17.6)	24.4	105.7	(1,630.3)	851.2	—
Equity securities	30.6	94.0	(4.0)	(.9)	37.5	—	157.2	—
Trading securities:
Corporate securities	2.9	—	.1	—	—	—	3.0	.1
Collateralized mortgage obligations	.4	(.5)	.1	—	.4	—	.4	.1
Equity securities	1.4	—	—	—	—	—	1.4	—
Total trading securities	4.7	(.5)	.2	—	.4	—	4.8	.2
Investments held by variable interest entities:
Corporate securities	6.7	(7.9)	1.5	(.3)	—	—	—	—
Other invested assets	—	25.0	(6.7)	—	—	—	18.3	(6.7)
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(553.2)	(62.5)	(54.1)	—	—	—	(669.8)	(54.1)

____________

(a)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

(b)	Transfers out of Level 3 are primarily related to our re-evaluation of the observability of pricing inputs related to investment grade privately placed securities.

(c)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities, purchases and settlements of derivative instruments, and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2011 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$5.8	$(298.1)	$—	$—	$(292.3)
United States Treasury securities and obligations of United States government corporations and agencies	—	(.1)	—	—	(.1)
Asset-backed securities	.2	(4.3)	—	—	(4.1)
Collateralized debt obligations	182.2	(112.8)	—	—	69.4
Mortgage pass-through securities	—	(1.3)	—	—	(1.3)
Collateralized mortgage obligations	63.6	(35.2)	—	—	28.4
Total fixed maturities, available for sale	251.8	(451.8)	—	—	(200.0)
Equity securities	99.2	(5.2)	—	—	94.0
Trading securities:
Collateralized mortgage obligations	—	(.5)	—	—	(.5)
Investments held by variable interest entities:
Corporate securities	—	(7.9)	—	—	(7.9)
Other invested assets	25.0	—	—	—	25.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(119.8)	54.5	(34.6)	37.4	(62.5)
The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2010 (dollars in millions):

	December 31, 2010
	Beginning balance as of December 31, 2009	Cumulative effect of accounting change (a)	Purchases, sales, issuances and settlements, net	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in other comprehensive income (loss)	Transfers into Level 3 (b)	Transfers out of Level 3 (b)	Ending balance as of December 31, 2010	Amount of total gains (losses) for the year ended December 31, 2010 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$2,103.7	$(5.9)	$112.3	$(72.8)	$64.1	$9.6	$(285.9)	$1,925.1	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.2	—	(.1)	—	(.1)	—	—	2.0	—
States and political subdivisions	1.8	—	—	—	.4	2.1	(1.8)	2.5	—
Asset-backed securities	168.1	—	24.2	(11.2)	24.2	10.0	(33.0)	182.3	—
Collateralized debt obligations	92.8	(5.7)	160.2	(.3)	9.5	—	—	256.5	—
Commercial mortgage-backed securities	13.7	—	—	—	—	—	(13.7)	—	—
Mortgage pass-through securities	4.2	—	(.7)	—	—	—	—	3.5	—
Collateralized mortgage obligations	11.4	—	174.8	(.8)	5.5	17.3	(11.1)	197.1	—
Total fixed maturities, available for sale	2,397.9	(11.6)	470.7	(85.1)	103.6	39.0	(345.5)	2,569.0	—
Equity securities	30.9	—	.1	—	(.4)	—	—	30.6	—
Trading securities:
Corporate securities	2.4	—	—	.5	—	—	—	2.9	.5
Collateralized mortgage obligations	—	—	—	.1	—	.3	—	.4	.1
Equity securities	1.3	—	—	.1	—	—	—	1.4	.1
Total trading securities	3.7	—	—	.7	—	.3	—	4.7	.7
Investments held by variable interest entities:
Corporate securities	—	6.9	(1.0)	—	.8	—	—	6.7	—
Securities lending collateral:
Corporate securities	13.7	—	(13.7)	—	—	—	—	—	—
Asset-backed securities	22.9	—	(20.9)	—	—	—	(2.0)	—	—
Total securities lending collateral	36.6	—	(34.6)	—	—	—	(2.0)	—	—
Other invested assets	2.4	(2.4)	—	—	—	—	—	—	—
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(496.0)	—	(20.0)	(37.2)	—	—	—	(553.2)	(37.2)
__________

(a)
Amounts represent adjustments to investments related to a VIE that was required to be consolidated effective January 1, 2010, as well as the reclassification of investments of a VIE which was consolidated at December 31, 2009.

(b)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

Fair Value, by Balance Sheet Grouping [Table Text Block]

The estimated fair values of our financial instruments at December 31, 2011 and 2010, were as follows (dollars in millions):

	2011		2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Fixed maturities, available for sale	$23,516.0	$23,516.0	$20,633.9	$20,633.9
Equity securities	175.1	175.1	68.1	68.1
Mortgage loans	1,602.8	1,735.4	1,761.2	1,762.6
Policy loans	279.7	279.7	284.4	284.4
Trading securities	91.6	91.6	372.6	372.6
Investments held by variable interest entities	496.3	496.3	420.9	420.9
Other invested assets	202.8	202.8	240.9	240.9
Cash and cash equivalents	510.4	510.4	598.7	598.7
Financial liabilities:
Insurance liabilities for interest-sensitive products (a)	$13,165.5	$13,165.5	$13,194.7	$13,194.7
Investment borrowings	1,676.5	1,735.7	1,204.1	1,265.3
Borrowings related to variable interest entities	519.9	485.1	386.9	345.1
Notes payable – direct corporate obligations	857.9	978.3	998.5	1,166.4
____________________

(a)
The estimated fair value of insurance liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2011 and 2010.  This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The adoption of ASU 2010-26 has been reflected in the accompanying updated financial statements. The revision of the financial statements affected prior period information as follows (dollars in millions, except per share amounts):

	December 31, 2011
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Deferred acquisition costs	$1,418.1	$(621.0)	$797.1
Income tax assets, net	630.5	234.9	865.4
Other assets	316.9	(24.7)	292.2
Total assets	33,332.7	(410.8)	32,921.9

Other liabilities	548.3	8.0	556.3
Total liabilities	28,300.1	8.0	28,308.1

Accumulated other comprehensive income	625.5	156.1	781.6
Retained earnings (accumulated deficit)	42.8	(574.9)	(532.1)
Total shareholders' equity	5,032.6	(418.8)	4,613.8
Total liabilities and shareholders' equity	33,332.7	(410.8)	32,921.9

	December 31, 2010
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Deferred acquisition costs	$1,764.2	$(764.6)	$999.6
Income tax assets, net	839.4	287.6	1,127.0
Other assets	305.1	(27.7)	277.4
Total assets	31,899.6	(504.7)	31,394.9

Other liabilities	496.3	9.0	505.3
Total liabilities	27,574.3	9.0	27,583.3

Accumulated other comprehensive income	238.3	14.4	252.7
Retained earnings (accumulated deficit)	(339.7)	(528.1)	(867.8)
Total shareholders' equity	4,325.3	(513.7)	3,811.6
Total liabilities and shareholders' equity	31,899.6	(504.7)	31,394.9

	Year ended
	December 31, 2011
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$432.4	$(135.0)	$297.4
Other operating costs and expenses	496.5	208.0	704.5
Total benefits and expenses	3,745.4	73.0	3,818.4
Income before income taxes	379.2	(73.0)	306.2
Tax expense on period income	139.7	(26.2)	113.5
Net income	382.5	(46.8)	335.7

Earnings per common share:
Basic:
Net income	$1.54	$(.19)	$1.35
Diluted:
Net income	1.31	(.16)	1.15

	Year ended
	December 31, 2010
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$443.8	$(118.8)	$325.0
Other operating costs and expenses	502.9	187.4	690.3
Total benefits and expenses	3,790.4	68.6	3,859.0
Income before income taxes	293.5	(68.6)	224.9
Tax expense on period income	103.9	(24.6)	79.3
Net income	284.6	(44.0)	240.6

Earnings per common share:
Basic:
Net income	$1.13	$(.17)	$.96
Diluted:
Net income	.99	(.15)	.84

	Year ended
	December 31, 2009
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$432.7	$(87.4)	$345.3
Other operating costs and expenses	528.3	189.2	717.5
Total benefits and expenses	4,167.8	101.8	4,269.6
Income before income taxes	173.6	(101.8)	71.8
Tax expense on period income	60.1	(36.5)	23.6
Net income	85.7	(65.3)	20.4

Earnings per common share:
Basic:
Net income	$.45	$(.34)	$.11
Diluted:
Net income	.45	(.34)	.11

	Year ended
	December 31, 2011
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(428.7)	$212.0	$(216.7)
Other operating costs	(472.3)	(212.0)	(684.3)
Net cash used by operating activities	774.8	—	774.8

	Year ended
	December 31, 2010
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(418.2)	$193.0	$(225.2)
Other operating costs	(444.8)	(193.0)	(637.8)
Net cash used by operating activities	734.0	—	734.0

	Year ended
	December 31, 2009
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(407.5)	$190.4	$(217.1)
Other operating costs	(495.8)	(190.4)	(686.2)
Net cash used by operating activities	611.7	—	611.7
The impact of adoption of this guidance was as follows (dollars in millions):

	January 1, 2010
	Amounts prior to effect of adoption of authoritative guidance	Effect of adoption of authoritative guidance	As adjusted

Total investments	$21,530.2	$247.6	$21,777.8

Cash and cash equivalents held by variable interest entities	3.4	3.8	7.2
Accrued investment income	309.0	.9	309.9
Income tax assets, net	1,400.4	8.6	1,409.0
Other assets	278.8	14.2	293.0
Total assets	29,860.4	275.1	30,135.5

Other liabilities	620.8	8.8	629.6
Borrowings related to variable interest entities	229.1	282.2	511.3
Total liabilities	26,821.8	291.0	27,112.8

Accumulated other comprehensive income (loss)	(274.0)	(6.2)	(280.2)
Accumulated deficit	(1,098.7)	(9.7)	(1,108.4)
Total shareholders' equity	3,038.6	(15.9)	3,022.7

Total liabilities and shareholders' equity	29,860.4	275.1	30,135.5

Schedule of Interest Expense Related to 3.5 % Convertible Debentures [Table Text Block]
Interest expense related to the 3.5% Debentures includes the following for the year ended December 31, 2009 (dollars in millions):

2009

Contractual interest expense	$9.4
Amortization of discount	9.4
Amortization of debt issue costs	1.1
Total interest expense	$19.9